UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: August 31, 2009

*	This Form N-Q pertains only to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Aggressive Growth Allocation Fund

8/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Aggressive Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund - Class I	8,400,090	$122,725,312
MFS Emerging Markets Equity Fund - Class I	711,316	17,676,191
MFS Global Real Estate Fund - Class I (a)	2,651,198	45,971,770
MFS International Growth Fund - Class I	3,402,262	71,753,711
MFS International New Discovery Fund - Class I	2,153,849	35,947,743
MFS International Value Fund - Class I	3,181,835	72,641,286
MFS Mid Cap Growth Fund - Class I (a)	15,241,799	98,462,023
MFS Mid Cap Value Fund - Class I	10,470,338	99,154,099
MFS New Discovery Fund - Class I (a)	2,655,868	44,910,734
MFS Research Fund - Class I	4,400,940	89,647,139
MFS Research International Fund - Class I	5,371,987	72,199,510
MFS Value Fund - Class I	6,372,330	124,132,996

Total Mutual Funds		$895,222,514

Other Assets, Less Liabilities – 0.0%		78,825

Net Assets – 100.0%		$895,301,339

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$895,222,514	$—	$—	$895,222,514

2

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$871,392,731

Gross unrealized appreciation	$72,370,272
Gross unrealized depreciation	(48,540,489)

Net unrealized appreciation (depreciation)	$23,829,783

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	7,905,252	525,429	(30,591)	8,400,090
MFS Emerging Markets Equity Fund	768,054	2,659	(59,397)	711,316
MFS Global Real Estate Fund	2,958,757	12,727	(320,286)	2,651,198
MFS International Growth Fund	3,523,886	10,626	(132,250)	3,402,262
MFS International New Discovery Fund	2,289,994	11,736	(147,881)	2,153,849
MFS International Value Fund	3,308,837	30,028	(157,030)	3,181,835
MFS Mid Cap Growth Fund	15,061,005	309,881	(129,087)	15,241,799
MFS Mid Cap Value Fund	10,634,948	190,668	(355,278)	10,470,338
MFS New Discovery Fund	2,905,985	18,673	(268,790)	2,655,868
MFS Research Fund	4,310,963	131,330	(41,353)	4,400,940
MFS Research International Fund	5,597,128	20,539	(245,680)	5,371,987
MFS Value Fund	6,205,557	212,643	(45,870)	6,372,330

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(223,318)	$—	$—	$122,725,312
MFS Emerging Markets Equity Fund	396,356	—	—	17,676,191
MFS Global Real Estate Fund	1,659,407	—	—	45,971,770
MFS International Growth Fund	538,845	—	—	71,753,711
MFS International New Discovery Fund	(594,538)	—	—	35,947,743
MFS International Value Fund	669,257	—	—	72,641,286
MFS Mid Cap Growth Fund	(420,300)	—	—	98,462,023
MFS Mid Cap Value Fund	(1,645,945)	—	—	99,154,099
MFS New Discovery Fund	(739,724)	—	—	44,910,734
MFS Research Fund	(302,939)	—	—	89,647,139
MFS Research International Fund	(1,436,352)	—	—	72,199,510
MFS Value Fund	(394,242)	—	613,910	124,132,996

Total	$(2,493,493)	$—	$613,910	$895,222,514

3

MFS® Conservative Allocation Fund

8/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Conservative Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Core Growth Fund - Class I	3,103,302	$45,339,244
MFS Diversified Target Return Fund - Class I	1,771,351	15,056,480
MFS Emerging Markets Debt Fund - Class I	2,805,297	37,506,817
MFS Global Real Estate Fund - Class I (a)	490,390	8,503,359
MFS Government Securities Fund - Class I	7,227,907	72,857,302
MFS High Income Fund - Class I	12,938,684	38,557,280
MFS Inflation-Adjusted Bond Fund - Class I	7,440,734	72,919,196
MFS International Growth Fund - Class I	763,541	16,103,081
MFS International Value Fund - Class I	713,796	16,295,959
MFS Limited Maturity Fund - Class I	12,004,788	73,229,205
MFS Mid Cap Growth Fund - Class I (a)	4,864,929	31,427,443
MFS Mid Cap Value Fund - Class I	3,384,521	32,051,409
MFS New Discovery Fund - Class I (a)	968,202	16,372,289
MFS Research Bond Fund - Class I	15,227,575	149,687,063
MFS Research Fund - Class I	2,694,986	54,896,869
MFS Research International Fund - Class I	2,413,934	32,443,277
MFS Value Fund - Class I	2,373,195	46,229,842

Total Mutual Funds		$759,476,115

Repurchase Agreements – 0.1%
Goldman Sachs, 0.2%, dated 8/31/09, due 9/01/09, total to be received $385,002 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $392,700 in a jointly traded account)	$385,000	$385,000

Total Investments		$759,861,115

Other Assets, Less Liabilities – 0.0%		281,506

Net Assets – 100.0%		$760,142,621

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$385,000	$—	$385,000
Mutual Funds	759,476,115	—	—	759,476,115

Total Investments	$759,476,115	$385,000	$—	$759,861,115

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$708,388,794

Gross unrealized appreciation	$52,510,125
Gross unrealized depreciation	(1,037,804)

Net unrealized appreciation (depreciation)	$51,472,321

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	3,042,765	68,749	(8,212)	3,103,302
MFS Diversified Target Return Fund	1,739,434	33,075	(1,158)	1,771,351
MFS Emerging Markets Debt Fund	2,725,057	82,312	(2,072)	2,805,297
MFS Global Real Estate Fund	507,383	10	(17,003)	490,390
MFS Government Securities Fund	6,608,305	619,602	—	7,227,907
MFS High Income Fund	12,846,958	286,433	(194,707)	12,938,684
MFS Inflation-Adjusted Bond Fund	6,855,837	584,897	—	7,440,734
MFS International Growth Fund	784,126	—	(20,585)	763,541
MFS International Value Fund	730,292	—	(16,496)	713,796
MFS Limited Maturity Fund	11,277,781	727,975	(968)	12,004,788
MFS Mid Cap Growth Fund	4,863,658	66,292	(65,021)	4,864,929
MFS Mid Cap Value Fund	3,389,858	39,070	(44,407)	3,384,521
MFS New Discovery Fund	992,787	4,697	(29,282)	968,202
MFS Research Bond Fund	14,711,789	539,679	(23,893)	15,227,575
MFS Research Fund	2,688,333	31,724	(25,071)	2,694,986
MFS Research International Fund	2,478,199	—	(64,265)	2,413,934
MFS Value Fund	2,357,098	32,498	(16,401)	2,373,195

3

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 08/31/09 - continued

Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(46,726)	$—	$—	$45,339,244
MFS Diversified Target Return Fund	1,618	—	—	15,056,480
MFS Emerging Markets Debt Fund	8	—	565,949	37,506,817
MFS Global Real Estate Fund	49,427	—	—	8,503,359
MFS Government Securities Fund	—	—	730,612	72,857,302
MFS High Income Fund	10,029	—	831,952	38,557,280
MFS Inflation-Adjusted Bond Fund	—	—	452,806	72,919,196
MFS International Growth Fund	114,016	—	—	16,103,081
MFS International Value Fund	98,149	—	—	16,295,959
MFS Limited Maturity Fund	(387)	—	774,695	73,229,205
MFS Mid Cap Growth Fund	42,275	—	—	31,427,443
MFS Mid Cap Value Fund	47,481	—	—	32,051,409
MFS New Discovery Fund	85,680	—	—	16,372,289
MFS Research Bond Fund	(21,508)	—	1,992,138	149,687,063
MFS Research Fund	(72,613)	—	—	54,896,869
MFS Research International Fund	(291,494)	—	—	32,443,277
MFS Value Fund	(78,633)	—	231,906	46,229,842

	$(62,678)	$—	$5,580,058	$759,476,115

4

MFS® Emerging Markets Equity Fund

8/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 0.1%
Embraer-Empresa Brasileira de Aeronautica S.A., ADR	31,310	$665,024

Airlines – 0.3%
Copa Holdings S.A., “A”	31,190	$1,302,806

Alcoholic Beverages – 1.0%
Companhia de Bebidas das Americas, ADR	63,380	$4,726,247

Apparel Manufacturers – 2.8%
Li & Fung Ltd.	2,440,000	$8,106,626
Stella International Holdings	2,823,500	4,706,774

		$12,813,400

Automotive – 2.4%
Hyundai Mobis	64,639	$6,857,769
PT Astra International Tbk.	1,283,000	3,837,545

		$10,695,314

Broadcasting – 0.6%
Grupo Televisa S.A., ADR	156,310	$2,732,299

Brokerage & Asset Managers – 3.0%
BM&F Bovespa S.A.	306,700	$1,890,940
Bolsa Mexicana de Valores S.A. de C.V. (a)	2,381,500	2,844,407
Hong Kong Exchange	509,500	8,874,646

		$13,609,993

Business Services – 4.0%
Cia Brasileira De Meios	262,310	$2,288,097
Infosys Technologies Ltd., ADR	231,180	9,993,911
Kroton Educacional S.A., IEU	321,543	3,070,926
Redecard S.A.	197,100	2,698,138

		$18,051,072

Cable TV – 1.0%
Naspers Ltd.	132,930	$4,348,697

Computer Software – 0.3%
Totvs S.A.	35,400	$1,538,502

Computer Software - Systems – 2.4%
Acer, Inc.	2,297,000	$5,233,697
Hon Hai Precision Industry Co. Ltd.	1,633,300	5,507,764

		$10,741,461

Conglomerates – 1.2%
First Pacific Co. Ltd.	8,234,000	$5,258,830

Construction – 3.0%
Anhui Conch Cement Co. Ltd.	872,000	$5,518,596
Corporacion Moctezuma S.A. de C.V.	1,088,300	2,114,786
Duratex S.A., IPS	144,000	2,198,164
Pretoria Portland Cement Co. Ltd.	611,948	2,527,398
Urbi Desarrollos Urbanos S.A. de C.V. (a)	637,210	1,221,050

		$13,579,994

Consumer Products – 1.9%
Dabur India Ltd.	816,680	$2,088,326
Hengan International Group Co. Ltd.	490,000	2,712,230
Kimberly-Clark de Mexico S.A. de C.V., “A”	435,030	1,873,454
Natura Cosmeticos S.A.	105,990	1,714,668

		$8,388,678

Electronics – 9.0%
MediaTek, Inc.	349,277	$5,072,058

1

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Samsung Electronics Co. Ltd.	31,865	$19,671,643
Taiwan Semiconductor Manufacturing Co. Ltd.	4,397,695	7,909,211
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	741,049	7,929,224

		$40,582,136

Energy - Independent – 6.2%
China Shenhua Energy Co. Ltd.	1,168,000	$4,709,404
CNOOC Ltd.	5,836,000	7,665,423
Oil & Natural Gas Corp. Ltd.	265,831	6,454,535
PTT Exploration & Production Ltd.	595,000	2,423,037
Reliance Industries Ltd. (a)	159,656	6,556,605

		$27,809,004

Energy - Integrated – 8.1%
LUKOIL, ADR	170,750	$8,639,950
OAO Gazprom, ADR	542,890	11,293,619
Petroleo Brasileiro S.A., ADR	422,770	16,758,603

		$36,692,172

Engineering - Construction – 0.7%
Avenge, Inc.	341,892	$1,810,650
Murray & Roberts Holdings Ltd.	202,543	1,431,951

		$3,242,601

Food & Beverages – 0.8%
Grupo Continental S.A.	839,400	$1,618,552
Tradewinds Berhad	2,385,200	1,986,033

		$3,604,585

Food & Drug Stores – 0.4%
Shoprite Group PLC	270,929	$2,019,561

Forest & Paper Products – 0.2%
Suzano Papel E Celulose S.A., IPS (a)	100,100	$945,392

Gaming & Lodging – 1.5%
Genting Berhad	3,639,500	$6,855,434

General Merchandise – 1.0%
Bim Birlesik Magazalar A.S.	75,926	$2,834,382
Massmart Holdings Ltd.	183,110	1,824,156

		$4,658,538

Health Maintenance Organizations – 0.5%
OdontoPrev S.A.	126,400	$2,146,124

Insurance – 2.6%
China Life Insurance	1,614,000	$6,809,643
Samsung Fire & Marine Insurance Co. Ltd.	28,499	5,111,519

		$11,921,162

Internet – 0.2%
Universo Online S.A., IPS	175,500	$730,978

Machinery & Tools – 0.3%
Beml Ltd.	52,020	$1,184,074

Major Banks – 3.7%
Banco Santander Chile, ADR	59,670	$3,053,314
Bank of China Ltd.	13,648,000	6,638,706
Standard Chartered PLC	306,900	6,909,799

		$16,601,819

Medical & Health Technology & Services – 0.5%
Diagnosticos da America S.A. (a)	97,100	$2,188,575

2

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 5.6%
Grupo Mexico S.A.B. de C.V., “B” (a)	764,865	$1,108,272
National Aluminum Co. Ltd.	844,563	5,973,780
Steel Authority of India Ltd.	2,233,115	7,439,143
Usinas Siderurgicas de Minas Gerais S.A., IPS	63,325	1,488,458
Vale S.A., ADR	476,640	9,156,254

		$25,165,907

Network & Telecom – 1.0%
High Tech Computer Corp.	448,413	$4,509,128

Oil Services – 0.3%
Tenaris S.A., ADR	42,890	$1,242,952

Other Banks & Diversified Financials – 8.6%
African Bank Investments Ltd.	561,780	$2,083,341
Banco Compartamos S.A.	573,000	1,960,452
Bancolombia S.A., ADR	32,510	1,155,405
China Construction Bank	12,377,000	9,342,096
China Merchants Bank Co. Ltd.	295,400	643,363
Credicorp Ltd.	19,370	1,383,405
CSU Cardsystem S.A. (a)	642,720	1,766,483
Grupo Financiero Banorte S.A. de C.V.	320,200	939,674
Hana Financial Group, Inc.	191,160	5,012,803
Housing Development Finance Corp. Ltd.	121,137	6,138,973
Itau Unibanco Multiplo S.A., ADR	206,121	3,452,527
Turkiye Garanti Bankasi A.S. (a)	1,298,970	4,805,869

		$38,684,391

Pharmaceuticals – 3.6%
Genomma Lab Internacional S.A., “B” (a)	2,759,200	$3,892,643
Teva Pharmaceutical Industries Ltd., ADR	242,480	12,487,720

		$16,380,363

Precious Metals & Minerals – 1.5%
Gold Fields Ltd.	227,510	$2,770,361
Impala Platinum Holdings Ltd.	171,420	4,005,933

		$6,776,294

Real Estate – 2.3%
Brasil Brokers Participacoes	867,700	$2,394,036
China Overseas Land & Investment Ltd.	1,994,000	4,054,660
Hang Lung Properties Ltd.	1,237,000	3,854,428

		$10,303,124

Specialty Chemicals – 3.0%
LG Chemical Ltd.	89,213	$13,465,170

Specialty Stores – 2.3%
Dufry South America Ltd., BDR	133,210	$2,035,575
Foschini Ltd.	449,800	3,526,358
Lewis Group Ltd.	437,493	2,942,864
Truworths International Ltd.	405,990	2,053,565

		$10,558,362

Telecommunications - Wireless – 6.6%
America Movil S.A.B. de C.V., “L”, ADR	194,790	$8,794,769
China Mobile Ltd.	211,500	2,057,571
Mobile TeleSystems OJSC, ADR	93,490	4,055,596
MTN Group Ltd.	541,380	8,872,800
Philippine Long Distance Telephone Co.	43,540	2,248,607
Vimpel-Communications, ADR (a)	152,580	2,355,835

3

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – continued
Vivo Participacoes S.A., ADR	54,190	$1,233,364

		$29,618,542

Telephone Services – 0.9%
China Unicom Ltd., ADR	277,960	$3,891,440

Tobacco – 1.6%
British American Tobacco PLC	107,010	$3,253,776
KT&G Corp.	78,459	4,227,953

		$7,481,729

Utilities - Electric Power – 2.4%
AES Tiete S.A., IPS	97,000	$1,042,723
CEZ AS	70,390	3,676,701
Eletropaulo Metropolitana S.A., IPS	162,340	3,012,166
Equatorial Energia S.A.	113,700	976,709
Manila Water Co., Inc.	6,455,000	2,043,404

		$10,751,703

Total Common Stocks		$448,463,578

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.20%, at Net Asset Value	2,783,266	$2,783,266

Total Investments		$451,246,844

Other Assets, Less Liabilities – 0.0%		205,235

Net Assets – 100.0%		$451,452,078

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 8/31/2009

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$68,083,099	$—	$—	$68,083,099
South Korea	54,346,857	—	—	54,346,857
China	54,043,132	—	—	54,043,132
India	45,829,347	—	—	45,829,347
South Africa	40,217,634	—	—	40,217,634
Taiwan	36,161,082	—	—	36,161,082
Hong Kong	30,801,305	—	—	30,801,305
Mexico	29,100,358	—	—	29,100,358
Russia	15,051,381	11,293,619	—	26,345,000
Other Countries	46,974,080	16,561,684	—	63,535,764
Mutual Funds	2,783,266	—	—	2,783,266

Total Investments	$423,391,541	$27,855,303	$—	$451,246,844

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 8/31/2009 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$388,795,818

Gross unrealized appreciation	$89,821,746
Gross unrealized depreciation	(27,370,720)

Net unrealized appreciation (depreciation)	$62,451,026

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,191,831	31,335,748	(31,744,313)	2,783,266

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,022	$2,783,266

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of August 31, 2009, are as follows:

Brazil	15.5%
South Korea	12.0%
China	12.0%
India	10.1%
South Africa	8.9%
Taiwan	8.0%
Hong Kong	6.8%
Mexico	6.4%
Russia	5.8%
Other Countries	14.5%

6

MFS® Growth Allocation Fund

8/31/09
Quarterly portfolio holdings

SSW
S
NNE

MFS
INVESTMENT MANAGEMENT

MFS Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund - Class I	15,774,153	$230,460,376
MFS Diversified Target Return Fund - Class I	2,255,904	19,175,187
MFS Emerging Markets Debt Fund - Class I	7,179,813	95,994,095
MFS Emerging Markets Equity Fund - Class I	822,881	20,448,602
MFS Global Real Estate Fund - Class I (a)	3,707,327	64,285,043
MFS High Income Fund - Class I	33,362,845	99,421,278
MFS Inflation-Adjusted Bond Fund - Class I	9,170,714	89,872,997
MFS International Growth Fund - Class I	4,868,065	102,667,489
MFS International New Discovery Fund - Class I	2,478,996	41,374,436
MFS International Value Fund - Class I	4,565,183	104,223,136
MFS Mid Cap Growth Fund - Class I (a)	27,870,432	180,042,992
MFS Mid Cap Value Fund - Class I	19,398,703	183,705,719
MFS New Discovery Fund - Class I (a)	4,915,532	83,121,651
MFS Research Bond Fund - Class I	9,709,651	95,445,872
MFS Research Fund - Class I	8,841,533	180,102,018
MFS Research International Fund - Class I	12,328,702	165,697,754
MFS Value Fund - Class I	12,159,546	236,867,964

Total Mutual Funds		$1,992,906,609

Repurchase Agreements – 0.0%
Goldman Sachs, 0.2%, dated 8/31/09, due 9/01/09, total to be received $576,003 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $587,520 in a jointly traded account)	$576,000	$576,000

Total Investments		$1,993,482,609

Other Assets, Less Liabilities – (0.0)%		(251,304)

Net Assets – 100.0%		$1,993,231,305

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$576,000	$—	$576,000
Mutual Funds	1,992,906,609	—	—	1,992,906,609

Total Investments	$1,992,906,609	$576,000	$—	$1,993,482,609

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,970,726,746

Gross unrealized appreciation	$224,144,252
Gross unrealized depreciation	(201,388,389)

Net unrealized appreciation (depreciation)	$22,755,863

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	15,535,251	238,902	—	15,774,153
MFS Diversified Target Return Fund	2,220,695	35,209	—	2,255,904
MFS Emerging Markets Debt Fund	6,969,149	218,612	(7,948)	7,179,813
MFS Emerging Markets Equity Fund	856,660	—	(33,779)	822,881
MFS Global Real Estate Fund	3,802,858	1,351	(96,882)	3,707,327
MFS High Income Fund	33,016,865	763,888	(417,908)	33,362,845
MFS Inflation-Adjusted Bond Fund	8,693,661	477,053	—	9,170,714
MFS International Growth Fund	4,990,526	—	(122,461)	4,868,065
MFS International New Discovery Fund	2,557,943	—	(78,947)	2,478,996
MFS International Value Fund	4,671,181	—	(105,998)	4,565,183
MFS Mid Cap Growth Fund	27,898,203	75,427	(103,198)	27,870,432
MFS Mid Cap Value Fund	19,480,720	59,891	(141,908)	19,398,703
MFS New Discovery Fund	5,077,002	772	(162,242)	4,915,532
MFS Research Bond Fund	9,396,068	327,167	(13,584)	9,709,651
MFS Research Fund	8,811,626	43,565	(13,658)	8,841,533
MFS Research International Fund	12,663,526	—	(334,824)	12,328,702
MFS Value Fund	12,056,229	104,114	(797)	12,159,546

3

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 8/31/09 - continued

Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$—	$—	$—	$230,460,376
MFS Diversified Target Return Fund	—	—	—	19,175,187
MFS Emerging Markets Debt Fund	27	—	1,451,013	95,994,095
MFS Emerging Markets Equity Fund	261,425	—	—	20,448,602
MFS Global Real Estate Fund	518,362	—	—	64,285,043
MFS High Income Fund	(422,196)	—	2,142,385	99,421,278
MFS Inflation-Adjusted Bond Fund	—	—	568,909	89,872,997
MFS International Growth Fund	596,496	—	—	102,667,489
MFS International New Discovery Fund	(83,379)	—	—	41,374,436
MFS International Value Fund	530,152	—	—	104,223,136
MFS Mid Cap Growth Fund	(275,244)	—	—	180,042,992
MFS Mid Cap Value Fund	(620,551)	—	—	183,705,719
MFS New Discovery Fund	544,926	—	—	83,121,651
MFS Research Bond Fund	(6,729)	—	1,274,275	95,445,872
MFS Research Fund	(62,393)	—	—	180,102,018
MFS Research International Fund	(821,132)	—	—	165,697,754
MFS Value Fund	(6,331)	—	1,189,049	236,867,964

	$153,433	$—	$6,625,631	$1,992,906,609

4

MFS® International Diversification Fund

8/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS International Diversification Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Emerging Markets Equity Fund - Class I	3,420,492	$84,999,224
MFS International Growth Fund - Class I	20,476,775	431,855,190
MFS International New Discovery Fund - Class I	10,352,656	172,785,823
MFS International Value Fund - Class I	19,143,537	437,046,949
MFS Research International Fund - Class I	45,053,500	605,519,039

Total Mutual Funds		$1,732,206,225

Repurchase Agreements – 0.1%
Goldman Sachs, 0.2%, dated 8/31/09, due 9/01/09, total to be received $961,005 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $980,220 in a jointly traded account), at value	$961,000	$961,000

Total Investments		$1,733,167,225

Other Assets, Less Liabilities – 0.0%		695,528

Net Assets – 100.0%		$1,733,862,753

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS International Diversification Fund

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$961,000	$—	$961,000
Mutual Funds	1,732,206,225	—	—	1,732,206,225

Total Investments	$1,732,206,225	$961,000	$—	$1,733,167,225

For further information regarding security characteristics, see the Portfolio of Investments

2

MFS International Diversification Fund

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,244,921,494

Gross unrealized appreciation	$—
Gross unrealized depreciation	(511,754,269)

Net unrealized appreciation (depreciation)	$(511,754,269)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	3,409,684	62,667	(51,859)	3,420,492
MFS International Growth Fund	20,098,975	380,241	(2,441)	20,476,775
MFS International New Discovery Fund	10,266,728	134,383	(48,455)	10,352,656
MFS International Value Fund	18,828,119	456,152	(140,734)	19,143,537
MFS Research International Fund	44,352,921	720,216	(19,637)	45,053,500

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(981,441)	$—	$—	$84,999,224
MFS International Growth Fund	(27,618)	—	—	431,855,190
MFS International New Discovery Fund	(626,258)	—	—	172,785,823
MFS International Value Fund	(1,422,188)	—	—	437,046,949
MFS Research International Fund	(144,906)	—	—	605,519,039

Total	$(3,202,411)	$—	$—	$1,732,206,225

3

MFS® International Growth Fund

8/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Alcoholic Beverages – 2.8%
Companhia de Bebidas das Americas, ADR	172,920	$12,894,641
Pernod Ricard S.A.	248,245	19,349,405

		$32,244,046

Apparel Manufacturers – 6.5%
Compagnie Financiere Richemont S.A.	502,741	$13,683,063
Li & Fung Ltd.	4,981,200	16,549,478
LVMH Moet Hennessy Louis Vuitton S.A.	355,960	34,032,173
Swatch Group Ltd.	56,333	12,134,817

		$76,399,531

Broadcasting – 3.2%
Grupo Televisa S.A., ADR	686,270	$11,996,000
WPP Group PLC	2,992,900	25,158,238

		$37,154,238

Brokerage & Asset Managers – 5.5%
Aberdeen Asset Management PLC	3,339,750	$7,481,244
Daiwa Securities Group, Inc.	2,027,000	12,504,009
Deutsche Boerse AG	209,370	15,983,130
ICAP PLC	1,035,230	7,181,719
IG Group Holdings PLC	1,353,069	7,699,049
Julius Baer Holding Ltd.	264,336	13,442,718

		$64,291,869

Business Services – 4.0%
Accenture Ltd., “A” (s)	461,450	$15,227,850
Capita Group PLC	467,603	5,170,857
Infosys Technologies Ltd., ADR	296,390	12,812,940
Intertek Group PLC	715,380	14,037,200

		$47,248,847

Computer Software – 1.1%
SAP AG	253,290	$12,367,743

Computer Software - Systems – 2.2%
Acer, Inc.	5,725,450	$13,045,395
Canon, Inc.	346,600	13,297,818

		$26,343,213

Consumer Products – 5.3%
AmorePacific Corp.	10,660	$6,213,852
Beiersdorf AG	174,320	8,846,638
Hengan International Group Co. Ltd.	1,092,000	6,044,397
Natura Cosmeticos S.A.	420,550	6,803,507
Reckitt Benckiser Group PLC	482,050	22,327,056
Uni-Charm Corp.	127,000	11,382,912

		$61,618,362

Electrical Equipment – 2.1%
Keyence Corp.	36,400	$7,690,747
Schneider Electric S.A.	188,090	17,338,218

		$25,028,965

Electronics – 5.0%
ARM Holdings PLC	4,553,570	$9,682,351
Hirose Electric Co. Ltd.	73,100	9,026,534
Hoya Corp.	441,600	9,966,255
Samsung Electronics Co. Ltd.	20,400	12,593,803
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,570,225	16,801,408

		$58,070,351

1

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.5%
INPEX Corp.	3,569	$29,150,349

Energy - Integrated – 4.9%
OAO Gazprom, ADR	1,144,730	$23,813,562
Petroleo Brasileiro S.A., ADR	347,160	13,761,422
TOTAL S.A.	352,990	20,226,667

		$57,801,651

Food & Beverages – 5.5%
Coca-Cola Hellenic Bottling Co. S.A.	254,532	$5,874,840
Groupe Danone	314,620	17,107,909
Nestle S.A.	998,449	41,469,248

		$64,451,997

Food & Drug Stores – 2.5%
Dairy Farm International Holdings Ltd.	1,709,400	$9,743,580
Lawson, Inc.	174,800	7,570,596
Tesco PLC	1,920,659	11,753,413

		$29,067,589

Major Banks – 2.7%
HSBC Holdings PLC	2,006,290	$21,951,743
Standard Chartered PLC	426,643	9,695,974

		$31,647,717

Medical & Health Technology & Services – 0.5%
SSL International PLC	597,800	$5,403,874

Medical Equipment – 2.3%
Sonova Holding AG	115,470	$11,046,474
Synthes, Inc.	139,190	16,286,374

		$27,332,848

Metals & Mining – 2.7%
BHP Billiton PLC	1,203,060	$31,567,853

Network & Telecom – 2.6%
NICE Systems Ltd., ADR (a)	263,960	$7,396,159
Nokia Oyj	1,677,830	23,331,758

		$30,727,917

Oil Services – 1.5%
Saipem S.p.A.	642,940	$17,208,481

Other Banks & Diversified Financials – 8.6%
Aeon Credit Service Co. Ltd.	878,100	$9,927,579
Bancolombia S.A., ADR	175,760	6,246,510
Bank of Cyprus Public Co. Ltd.	1,607,600	11,154,526
Bank Rakyat Indonesia	15,053,500	11,349,861
China Construction Bank	12,617,000	9,523,247
Credicorp Ltd.	89,090	6,362,808
Housing Development Finance Corp. Ltd.	419,583	21,263,598
UBS AG (a)	1,378,605	25,439,552

		$101,267,681

Pharmaceuticals – 8.5%
Bayer AG	231,020	$14,184,872
Hisamitsu Pharmaceutical Co., Inc.	206,800	7,978,635
Merck KGaA	152,930	13,866,951
Novo Nordisk A/S, “B”	189,025	11,522,696
Roche Holding AG	199,570	31,719,361
Santen, Inc.	266,600	8,967,845

2

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Teva Pharmaceutical Industries Ltd., ADR	229,210	$11,804,315

		$100,044,675

Printing & Publishing – 1.2%
Reed Elsevier PLC	1,956,820	$14,239,666

Specialty Chemicals – 6.2%
Akzo Nobel N.V.	297,860	$16,869,104
L’Air Liquide S.A.	128,577	13,723,212
Linde AG	167,430	16,825,930
Shin-Etsu Chemical Co. Ltd.	221,400	13,086,513
Symrise AG	711,079	11,753,709

		$72,258,468

Specialty Stores – 1.4%
Esprit Holdings Ltd.	1,154,600	$7,024,030
Industria de Diseno Textil S.A.	164,430	8,948,187

		$15,972,217

Telecommunications - Wireless – 2.6%
America Movil S.A.B. de C.V., “L”, ADR	430,110	$19,419,467
Philippine Long Distance Telephone Co.	224,900	11,614,879

		$31,034,346

Telephone Services – 3.1%
China Unicom Ltd.	12,356,000	$17,377,107
Telefonica S.A.	766,730	19,334,639

		$36,711,746

Utilities - Electric Power – 0.7%
CEZ AS	159,300	$8,320,762

Total Common Stocks		$1,144,977,002

Money Market Funds (v) – 2.6%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	30,391,870	$30,391,870

Total Investments		$1,175,368,872

Other Assets, Less Liabilities – (0.3)%		(3,076,632)

Net Assets – 100.0%		$1,172,292,240

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At August 31, 2009, the value of security pledged amounted to $165,000. At August 31, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS International Growth Fund

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$65,122,039	$128,228,197	$—	$193,350,236
Switzerland	165,221,606	—	—	165,221,606
Japan	140,549,793	—	—	140,549,793
France	121,777,584	—	—	121,777,584
Germany	93,828,973	—	—	93,828,973
India	34,076,538	—	—	34,076,538
Brazil	33,459,574	—	—	33,459,574
Hong Kong	33,317,087	—	—	33,317,087
China	32,944,752	—	—	32,944,752
Other Countries	272,637,297	23,813,562	—	296,450,859
Mutual Funds	30,391,870	—	—	30,391,870

Total Investments	$1,023,327,113	$152,041,759	$—	$1,175,368,872

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS International Growth Fund

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,086,106,175

Gross unrealized appreciation	$114,272,746
Gross unrealized depreciation	(25,010,049)

Net unrealized appreciation (depreciation)	$89,262,697

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	27,142,501	94,507,057	(91,257,688)	30,391,870

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,853	$30,391,870

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of August 31, 2009, are as follows:

United Kingdom	16.5%
Switzerland	14.1%
Japan	12.0%
France	10.4%
Germany	8.0%
India	2.9%
Brazil	2.9%
Hong Kong	2.8%
China	2.8%
Other Countries	27.6%

5

MFS® International Value Fund

8/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 94.8%
Aerospace – 1.3%
Cobham PLC	6,950,010	$22,780,721

Alcoholic Beverages – 2.7%
Heineken N.V. (l)	1,149,750	$48,533,627

Apparel Manufacturers – 1.0%
Compagnie Financiere Richemont S.A.	487,617	$13,271,434
Sanyo Shokai Ltd.	1,386,900	4,665,231

		$17,936,665

Broadcasting – 3.3%
Fuji Television Network, Inc.	6,866	$10,787,847
Nippon Television Network Corp.	78,300	9,887,426
Vivendi S.A.	827,003	23,557,691
WPP Group PLC	1,754,797	14,750,777

		$58,983,741

Brokerage & Asset Managers – 1.8%
Daiwa Securities Group, Inc.	4,371,000	$26,963,503
Van Lanschot N.V.	82,575	4,261,661

		$31,225,164

Business Services – 3.1%
Bunzl PLC	1,321,340	$12,589,910
Nomura Research, Inc.	681,100	16,249,780
USS Co. Ltd.	420,710	26,495,009

		$55,334,699

Chemicals – 1.0%
Givaudan S.A.	25,538	$18,353,403

Computer Software - Systems – 2.7%
Fujitsu Ltd.	2,320,000	$15,607,953
Konica Minolta Holdings, Inc.	1,966,500	18,597,743
Venture Corp. Ltd.	2,323,500	13,883,435

		$48,089,131

Conglomerates – 0.1%
Tomkins PLC	374,773	$1,080,725

Construction – 1.8%
CRH PLC	280,462	$7,197,055
Geberit AG	165,108	25,400,031

		$32,597,086

Consumer Products – 5.6%
Henkel KGaA, IPS	651,091	$25,724,603
Kao Corp.	2,114,400	53,626,910
KOSE Corp.	826,700	19,945,637

		$99,297,150

Containers – 1.4%
Brambles Ltd.	2,307,020	$14,487,706
Smurfit Kappa Group PLC	1,326,908	10,443,376

		$24,931,082

Electrical Equipment – 3.2%
Legrand S.A.	888,930	$21,817,204
OMRON Corp.	771,400	13,156,494
Spectris PLC	1,917,620	21,732,289

		$56,705,987

Electronics – 2.4%
Samsung Electronics Co. Ltd.	43,179	$26,656,265

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,438,723	$15,394,336

		$42,050,601

Energy - Independent – 0.5%
INPEX Corp.	1,165	$9,515,314

Energy - Integrated – 4.4%
Royal Dutch Shell PLC, “A”	1,216,840	$33,688,526
TOTAL S.A.	770,004	44,121,970

		$77,810,496

Food & Beverages – 3.4%
Binggrae Co. Ltd.	69,640	$2,341,965
Nestle S.A.	1,249,805	51,908,985
Nong Shim Co. Ltd.	37,104	7,041,115

		$61,292,065

Forest & Paper Products – 0.3%
UPM-Kymmene Corp.	499,980	$6,006,541

General Merchandise – 0.3%
Daiei, Inc. (a)	1,052,800	$4,672,825

Insurance – 6.9%
AEGON N.V.	1,115,480	$8,400,342
Allianz SE	70,560	8,155,097
Aviva PLC	2,209,860	14,467,618
Catlin Group Ltd.	1,499,487	8,104,425
Euler Hermes	88,971	5,983,312
Hiscox Ltd.	1,619,251	8,846,607
ING Groep N.V. (a)	1,054,462	15,940,623
Jardine Lloyd Thompson Group PLC	2,023,107	15,813,647
Muenchener Ruckvers AG	104,280	15,552,041
Zurich Financial Services Ltd.	97,068	21,331,309

		$122,595,021

Leisure & Toys – 0.8%
NAMCO BANDAI Holdings, Inc.	612,600	$6,504,555
Sankyo Co. Ltd.	129,600	8,161,805

		$14,666,360

Machinery & Tools – 1.8%
Assa Abloy AB, “B”	1,231,030	$19,714,604
Glory Ltd.	574,700	12,846,599

		$32,561,203

Major Banks – 5.2%
Credit Agricole S.A.	972,699	$18,016,431
HSBC Holdings PLC	3,466,830	37,932,184
Sumitomo Mitsui Financial Group, Inc.	554,800	23,909,167
UniCredito Italiano S.p.A. (a)	3,592,419	13,016,851

		$92,874,633

Medical Equipment – 1.6%
Smith & Nephew PLC	2,340,528	$19,893,194
Synthes, Inc.	74,060	8,665,628

		$28,558,822

Network & Telecom – 1.2%
Nokia Oyj	1,587,610	$22,077,166

Other Banks & Diversified Financials – 4.3%
Anglo Irish Bank Corp. PLC (a)	851,990	$0

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Bangkok Bank Public Co. Ltd.	2,242,300	$7,285,332
Chiba Bank Ltd.	1,086,000	6,839,291
Dah Sing Financial Holdings Ltd.	1,383,200	7,424,230
DNB Holding A.S.A. (a)	1,342,700	13,722,423
Hachijuni Bank Ltd.	1,099,000	6,306,996
Joyo Bank Ltd.	1,106,000	5,657,775
Sapporo Hokuyo Holdings, Inc.	1,282,500	4,658,624
Siam City Bank Public Co. Ltd.	18,106,200	11,499,380
SNS REAAL Groep N.V. (a)	710,540	5,474,116
Unione di Banche Italiane ScpA	510,370	7,711,760

		$76,579,927

Pharmaceuticals – 9.7%
Daiichi Sankyo Co. Ltd.	607,600	$12,961,698
GlaxoSmithKline PLC	2,142,070	41,950,843
Hisamitsu Pharmaceutical Co., Inc.	104,600	4,035,615
Merck KGaA	233,970	21,215,266
Roche Holding AG	294,780	46,851,897
Sanofi-Aventis	674,580	45,762,102

		$172,777,421

Printing & Publishing – 1.4%
Reed Elsevier PLC	1,959,444	$14,258,761
Wolters Kluwer N.V.	586,300	11,607,571

		$25,866,332

Real Estate – 0.3%
Deutsche Wohnen AG (a)	352,200	$6,240,733

Specialty Chemicals – 1.1%
Shin-Etsu Chemical Co. Ltd.	201,100	$11,886,620
Symrise AG	492,116	8,134,382

		$20,021,002

Specialty Stores – 0.4%
Esprit Holdings Ltd.	1,096,100	$6,668,144

Telecommunications - Wireless – 6.3%
America Movil S.A.B. de C.V., “L”, ADR	232,610	$10,502,342
KDDI Corp.	7,765	44,144,922
SmarTone Telecommunications Holdings Ltd.	4,410,500	3,340,404
Vodafone Group PLC	24,914,189	53,705,015

		$111,692,683

Telephone Services – 4.7%
China Unicom Ltd.	5,466,000	$7,687,218
Royal KPN N.V.	2,367,641	36,352,400
Telefonica S.A.	1,278,200	32,232,384
Virgin Media, Inc.	644,030	7,361,263

		$83,633,265

Tobacco – 3.7%
British American Tobacco PLC	1,223,600	$37,205,120
Japan Tobacco, Inc.	8,028	23,285,945
Swedish Match AB	285,750	5,499,477

		$65,990,542

Trucking – 3.8%
TNT N.V.	1,463,342	$36,103,930
Yamato Holdings Co. Ltd.	1,940,000	32,107,469

		$68,211,399

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.3%
E.ON AG	557,036	$23,565,694

Total Common Stocks		$1,691,777,370

Money Market Funds (v) – 7.5%
MFS Institutional Money Market Portfolio, 0.20%, at Net Asset Value	133,858,761	$133,858,761

Collateral for Securities Loaned – 2.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	36,390,772	$36,390,772

Total Investments		$1,862,026,903

Other Assets, Less Liabilities – (4.4)%		(77,798,759)

Net Assets – 100.0%		$1,784,228,144

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS International Value Fund

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$433,478,756	$—	$—	$433,478,756
United Kingdom	102,246,132	256,553,961	—	358,800,093
Switzerland	185,782,688	—	—	185,782,688
Netherlands	166,674,354	—	—	166,674,354
France	159,258,792	—	—	159,258,792
Germany	108,587,871	—	—	108,587,871
South Korea	36,039,344	—	—	36,039,344
Spain	32,232,400	—	—	32,232,400
Finland	28,083,721	—	—	28,083,721
Other Countries	171,339,971	11,499,380	—	182,839,351
Mutual Funds	170,249,533	—	—	170,249,533

Total Investments	$1,593,973,562	$268,053,341	$—	$1,862,026,903

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

MFS International Value Fund

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,669,497,544

Gross unrealized appreciation	$239,400,303
Gross unrealized depreciation	(46,870,944)

Net unrealized appreciation (depreciation)	$192,529,359

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,560,595	272,301,764	(178,003,598)	133,858,761

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$32,128	$133,858,761

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of August 31, 2009, are as follows:

Japan	24.3%
United Kingdom	20.1%
Switzerland	10.4%
Netherlands	9.4%
France	8.9%
Germany	6.1%
South Korea	2.0%
Spain	1.8%
Finland	1.6%
Other Countries	15.4%

MFS® Moderate Allocation Fund

8/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Moderate Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund - Class I	10,850,936	$158,532,176
MFS Diversified Target Return Fund - Class I	2,069,185	17,588,071
MFS Emerging Markets Debt Fund - Class I	6,567,033	87,801,231
MFS Global Real Estate Fund - Class I (a)	2,268,290	39,332,141
MFS Government Securities Fund - Class I	16,450,790	165,823,960
MFS High Income Fund - Class I	30,165,807	89,894,105
MFS Inflation-Adjusted Bond Fund - Class I	8,473,358	83,038,911
MFS International Growth Fund - Class I	2,645,020	55,783,463
MFS International New Discovery Fund - Class I	1,121,386	18,715,937
MFS International Value Fund - Class I	2,478,177	56,576,792
MFS Mid Cap Growth Fund - Class I (a)	19,845,237	128,200,230
MFS Mid Cap Value Fund - Class I	13,813,016	130,809,261
MFS New Discovery Fund - Class I (a)	3,345,174	56,566,889
MFS Research Bond Fund - Class I	26,660,686	262,074,543
MFS Research Fund - Class I	8,093,359	164,861,731
MFS Research International Fund - Class I	8,361,252	112,375,229
MFS Value Fund - Class I	8,322,402	162,120,386

Total Mutual Funds		$1,790,095,056

Repurchase Agreements – 0.0%
Goldman Sachs, 0.2%, dated 08/31/09, due 09/01/09, total to be received $82,000.46
(secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $83,640 in a jointly traded account)	$82,000	$82,000

Total Investments		$1,790,177,056

Other Assets, Less Liabilities – 0.0%		769,812

Net Assets – 100.0%		$1,790,946,868

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$82,000	$—	$82,000
Mutual Funds	1,790,095,056	—	—	1,790,095,056

Total Investments	$1,790,095,056	$82,000	$—	$1,790,177,056

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,701,005,853

Gross unrealized appreciation	$107,380,273
Gross unrealized depreciation	(18,209,070)

Net unrealized appreciation (depreciation)	$89,171,203

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	10,787,005	73,433	(9,502)	10,850,936
MFS Diversified Target Return Fund	2,054,306	14,886	(7)	2,069,185
MFS Emerging Markets Debt Fund	6,441,668	155,724	(30,359)	6,567,033
MFS Global Real Estate Fund	2,389,160	—	(120,870)	2,268,290
MFS Government Securities Fund	15,551,878	898,912	—	16,450,790
MFS High Income Fund	30,393,999	683,192	(911,384)	30,165,807
MFS Inflation-Adjusted Bond Fund	8,066,409	406,949	—	8,473,358
MFS International Growth Fund	2,781,422	—	(136,402)	2,645,020
MFS International New Discovery Fund	1,190,897	—	(69,511)	1,121,386
MFS International Value Fund	2,592,871	—	(114,694)	2,478,177
MFS Mid Cap Growth Fund	20,101,136	36,434	(292,333)	19,845,237
MFS Mid Cap Value Fund	14,012,907	19,471	(219,362)	13,813,016
MFS New Discovery Fund	3,510,456	4,366	(169,648)	3,345,174
MFS Research Bond Fund	26,031,472	759,019	(129,805)	26,660,686
MFS Research Fund	8,161,294	11,565	(79,500)	8,093,359
MFS Research International Fund	8,790,495	—	(429,243)	8,361,252
MFS Value Fund	8,370,833	48,343	(96,774)	8,322,402

3

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 8/31/09 - continued

Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(53,528)	$—	$—	$158,532,176
MFS Diversified Target Return Fund	—	—	—	17,588,071
MFS Emerging Markets Debt Fund	(57)	—	1,332,093	87,801,231
MFS Global Real Estate Fund	484,592	—	—	39,332,141
MFS Government Securities Fund	—	—	1,689,089	165,823,960
MFS High Income Fund	(971,159)	—	1,949,559	89,894,105
MFS Inflation-Adjusted Bond Fund	—	—	523,627	83,038,911
MFS International Growth Fund	707,842	—	—	55,783,463
MFS International New Discovery Fund	307,753	—	—	18,715,937
MFS International Value Fund	646,173	—	—	56,576,792
MFS Mid Cap Growth Fund	(734,413)	—	—	128,200,230
MFS Mid Cap Value Fund	(991,703)	—	—	130,809,261
MFS New Discovery Fund	512,441	—	—	56,566,889
MFS Research Bond Fund	(90,938)	—	3,506,945	262,074,543
MFS Research Fund	(293,638)	—	—	164,861,731
MFS Research International Fund	(826,466)		—	112,375,229
MFS Value Fund	(642,664)	—	823,925	162,120,386

	$(1,945,765)	$—	$9,825,238	$1,790,095,056

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2009

*	Print name and title of each signing officer under his or her signature.